STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule non-cash stock-based compensation awards
Total compensation cost for the Company’s
non-cash
stock-based compensation awards recognized in the years ended December 31, 2021, 2020, and 2019 consisted of:

	Year ended December 31,
Financial Statement Location	2021	2020	2019
Sales and marketing expenses	$3,378	$—	$—
General and administrative expenses	51,039	1,730	1,747
Fixed assets, net (capitalized internal use software)	543	—	—

Total non-cash stock-based compensation costs	$54,960	$1,730	$1,747

Schedule of SARs (formerly UARs)

in thousands, except UARs and SARs, which are in ones, or where otherwise indicated	SARs	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Terms in Years	Aggregate Intrinsic Value
Outstanding UARs at December 31, 2020	13,428,010	$1.35
UARs granted prior to the Reverse Recapitalization	474,200	4.24
UARs exercised prior to the Reverse Recapitalization	—	—
UARs forfeited prior to the Reverse Recapitalization	(656,770)	1.50
UARs expired prior to the Reverse Recapitalization	—	—
Conversion to SARs	(5,383,455)	—
SARs granted after the Reverse Recapitalization	—	—
SARs exercised after the Reverse Recapitalization	—	—
SARs forfeited after the Reverse Recapitalization	—	—
SARs expired after the Reverse Recapitalization	(385,808)	3.27

Outstanding SARs at December 31, 2021	7,476,177	2.19	7.49	$17,703

SARs vested and expected to vest as of December 31, 2021	7,476,177	2.19	7.49	17,703

SARs exercisable at December 31, 2021	3,650,736	1.97	6.92	9,263

Weighted-average assumptions and fair values
The fair value of each SAR that was modified was estimated on the modification date using the Black-Scholes Model. The Company used the simplified method for estimating a SAR term as it did not have sufficient historical exercise experience upon which to estimate an expected term. The expected term is estimated based on the award’s vesting period and contractual term. Expected volatilities are based on historical volatility trends of peer companies as of the modification date. The risk-free rate is the interpolated U.S. Treasury rate for a term equal to the expected term. The dividend yield was set at zero as the underlying security as the Company does not intend to pay a dividend in the foreseeable future. The weighted-average assumptions and fair values for SARs modified are summarized in the table below.

2021
Expected term (in years)	4.28
Expected stock price volatility	57.8%
Risk-free interest rate	0.7%
Expected dividends	—%
Fair Value (per SAR)	$8.84
The weighted-average assumptions and fair values for PIUs granted are summarized in the table below.

	2020	2019
Expected term (in years)	7.00	7.05
Expected stock price volatility	50.0%	50.0%
Risk-free interest rate	0.5%	2.4%
Expected dividends	—%	—%
Fair Value (per PIU)	$0.83	$0.59
The assumptions used to value the Founder’s Award granted during the year ended December 31, 2021 are summarized in the table below.

2021
Expected term (in years)	7.00
Stock price	$11.20
Expected stock price volatility	36.0%
Risk-free interest rate	1.1%
Fair Value (per award)	$5.06

Schedule of restricted stock activity

PIUs and RSAs are in ones and where otherwise indicated	RSAs	Weighted- Average Grant Date Fair Value Per Share
Nonvested PIUs at December 31, 2020	10,513,291	$0.57
PIUs granted prior to the Reverse Recapitalization	—	—
PIUs vested prior to the Reverse Recapitalization	(3,079,371)	0.49
PIUs forfeited prior to the Reverse Recapitalization	—	—
Conversion to RSAs	(4,377,597)	—
RSAs granted after the Reverse Recapitalization	—	—
RSAs vested after the Reverse Recapitalization	(16,645)	1.97
RSAs forfeited after the Reverse Recapitalization	(230,700)	1.10

Nonvested RSAs at December 31, 2021	2,808,978	1.01

Share-based payment arrangement, option, activity

Stock Options are in ones and where otherwise indicated	Stock Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Terms in Years	Aggregate Intrinsic Value
Outstanding at December 31, 2020	—	$—
Granted after the Reverse Recapitalization	3,799,100	11.20
Exercised after the Reverse Recapitalization	—	—
Forfeited after the Reverse Recapitalization	(452,000)	11.20
Expired after the Reverse Recapitalization	—	11.20

Outstanding at December 31, 2021	3,347,100	11.20	9.72	$—

Vested and expected to vest as of December 31, 2021	3,347,100	11.20	9.72	—

Exercisable at December 31, 2021	—	—	—	—

Schedule of share-based payment award, stock options, valuation assumptions	The weighted-average assumptions and fair values for stock options granted are summarized in the table below.
Share-based Payment Arrangement, Restricted Stock Unit, Activity

RSUs in ones and where otherwise indicated	RSUs	Weighted- Average Grant Date Fair Value Per Share
Nonvested at December 31, 2020	—	$—
Granted after the Reverse Recapitalization	8,905,388	5.71
Vested after the Reverse Recapitalization	(37,500)	5.70
Forfeited after the Reverse Recapitalization	(8,681)	5.70

Nonvested at December 31, 2021	8,859,207	5.71

RSUs - Founder’s Award in ones and where otherwise indicated	RSUs - Founder’s Award	Weighted- Average Grant Date Fair Value Per Share
Nonvested at December 31, 2020	—	$—
Granted after the Reverse Recapitalization	9,258,298	5.06
Vested after the Reverse Recapitalization	—	—
Forfeited after the Reverse Recapitalization	—	—

Nonvested at December 31, 2021	9,258,298	5.06

Share based payment arrangement, outstanding award, activity, excluding option

Employee Warrants are in ones and where otherwise indicated	Employee Warrants	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Terms in Years	Aggregate Intrinsic Value
Outstanding at December 31, 2020	—	$—
Granted in connection with the Reverse Recapitalization	188,958	11.50
Exercised after the Reverse Recapitalization	—	—
Forfeited after the Reverse Recapitalization	—	—
Expired after the Reverse Recapitalization	—	—

Outstanding at December 31, 2021	188,958	11.50	4.72	$—

Employee earnouts in ones and where otherwise indicated	Employee Earnouts	Weighted- Average Grant Date Fair Value Per Share

Nonvested at December 31, 2020	—	$—
Granted in connection with the Reverse Recapitalization	309,179	8.94
Vested after the Reverse Recapitalization	—	—
Forfeited after the Reverse Recapitalization	—	—

Nonvested at December 31, 2021	309,179	8.94